Property, plant and equipment, net (Details) € in Thousands	Jun. 30, 2023 EUR (€) item	Dec. 31, 2022 EUR (€) item
Property, plant and equipment
Property, plant and equipment	€ 16,992	€ 17,799
Thereof pledged assets of Property, Plant and Equipment	€ 265	€ 310
Number of pledged 3D printers | item	3	3
Land, buildings and leasehold improvements
Property, plant and equipment
Property, plant and equipment	€ 11,518	€ 12,038
Plant and machinery
Property, plant and equipment
Property, plant and equipment	4,704	4,900
Other facilities, factory and office equipment
Property, plant and equipment
Property, plant and equipment	690	784
Assets under construction and prepayments made
Property, plant and equipment
Property, plant and equipment	€ 80	€ 77